Submission	Jul. 31, 2025
Submission [Line Items]
Central Index Key	0001575965
Registrant Name	Gaming and Leisure Properties, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES